FINANCIAL INSTRUMENTS AND CREDIT RISK CONCENTRATIONS (Details Textual) (USD $)	12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011
Percentage On Rental Income Of Tenant 1	19.34%
Percentage On Rental Income Of Tenant 2	15.46%
Maximum Percentage Of Accounted Rental Income For Other Tenant	10.00%
Credit Concentration Risk [Member]
Security Deposits Payable	$ 230,000	$ 230,000
Percentage On Receivables Of Tenant 1	42.02%
Percentage On Receivables Of Tenant 2	12.63%
Percentage On Unbilled Receivables Of Tenant 1	23.58%
Percentage On Unbilled Receivables Of Tenant 2	13.44%
Percentage Of Receivables For Other Tenant	10.00%